FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY

FIRST INVESTORS LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2010, Supplemented as of June 1, 2010

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectuses for the variable annuity contracts funded by First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, which may be obtained at no cost by writing to First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, or by telephoning (800) 342-7963 or by visiting our website at www.firstinvestors.com.  First Investors Life Variable Annuity Fund C currently funds two variable annuity contracts: an individual variable annuity contract called the “Tax Tamer I” with prospectus dated May 1, 2010 and an individual variable annuity contract called the “First Choice” with prospectus dated June 1, 2010.  First Investors Life Variable Annuity Fund D currently funds an individual variable annuity contract called the “Tax Tamer II” with prospectus dated May 1, 2010.

The terms in this SAI have the same meaning as in the Prospectuses.

GENERAL DESCRIPTION

First Investors Life Insurance Company.  First Investors Life Insurance Company, 110 Wall Street, New York, New York 10005 (“FIL” or “First Investors Life”), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance.  First Investors Consolidated Corporation (“FICC”), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. (“FIMCO” or “Adviser”) and all of the outstanding stock of First Investors Life, First Investors Corporation (“FIC” or “Underwriter”) and Administrative Data Management Corp., the transfer agent for First Investors Life Series Funds (“Life Series Funds”).  Kathryn Head and members of her family control FICC and, therefore, the Adviser and First Investors Life.

The following chart provides information about the Officers and Directors of First Investors Life.

Name	FIL Office	Principal Occupation for Last Five Years
Jay G. Baris	Director	Partner, Kramer Levin Naftalis & Frankel LLP, New York, Attorneys.
Carol Lerner Brown	Secretary	Assistant Secretary, FIC; Secretary, FIMCO and FICC.
Glenn T. Dallas	Director	Retired since April 1996.
William H. Drinkwater	Director, Senior Vice President and Chief Actuary	Senior Vice President and Chief Actuary, FIL since August 2003; President, FIL, January 2000 – August 2003.
Lawrence M. Falcon	Senior Vice President, Comptroller	Senior Vice President and Comptroller, FIL.
Lawrence A. Fauci	Director	Consultant and Director, FIC.
Robert M. Flanagan	Vice President and Director	Vice President FIL since June 2001; President, FIC; Senior Vice President FIC 2000-2001; Vice President FICC since June 1997.
Richard H. Gaebler	Director	Retired since January, 2000.
Kathryn S. Head	Chairman and Director	Chairman, President and Director, FICC, FIMCO and ADM; Chairman, CEO and Director, FIC; Chairman and Director, First Investors Federal Savings Bank.
Jason Helbraun	Assistant Vice President	Assistant Vice President, FIL since May 2006; Corporate Actuary, FIL July 2005 – May 2006; Financial Actuary at Inviva, Inc., 2003 to 2005; Actuarial Associate at KPMG LLP prior thereto.
Scott Hodes	Director	Partner, Bryan Cave LLP, Chicago, Illinois since 2003.
William M. Lipkus	Vice President, Chief Financial Officer, Treasurer and Director	Chief Financial Officer, FIC since December 1997 and FICC since June 1997; Vice President, FIL since May 1996; Chief Financial Officer since May 1998; Chief Accounting Officer since June 1992.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter, FIL; Vice President and Life Chief Underwriter, C.N.A. November 2002-June 2004.
Jackson Ream	Director	Retired since January 1999.
Nelson Schaenen Jr.	Director	Retired since January 2002.
David Schimmel	Assistant Vice President	Assistant Vice President, FIL since July 2006; Manager, FIL January 2001 – July 2006.
John Shey	Assistant Vice President	Assistant Vice President, FIL since May 2006; Actuary, FIL January 2002 – April 2006.

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Carol E. Springsteen	President and Director	President and Director, FIL; Vice President, Individual Policy Services, New York Life Insurance Company until August, 2003.
Clark D. Wagner	Director
Director of Fixed Income, FIMCO; Portfolio Manager of the First Investors Government, Life Series Government, Life Series Target Maturity 2010 and 2015 and Tax Exempt Funds, Co-Portfolio Manager of the First Investors Total Return, Investment Grade and Life Series Investment Grade Funds.

Separate Account Assets.  First Investors Life Variable Annuity Fund C (“Separate Account C”) was established on December 21, 1989.  First Investors Life Variable Annuity Fund D (“Separate Account D”) was established on April 8, 1997.  Each Separate Account was established under the provisions of the New York Insurance Law.  Each Separate Account’s assets are segregated from the assets of First Investors Life, and that portion of each Separate Account’s assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account are not chargeable with liabilities arising out of any other business of First Investors Life.  Each Separate Account is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

The assets of each Separate Account are invested at net asset value in shares of a corresponding series (each a “Fund” and collectively “Funds”) of the Life Series Funds.  For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on.  The Life Series Funds Prospectus describes the risks attendant to an investment in each Fund of the Life Series Funds.   The Life Series Funds contains twelve separate Funds:  Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund.  All of these Funds are available under the Tax Tamer I and Tax Tamer II Contracts, and all but the Target Maturity 2010 Fund are available under the First Choice Contract.

SERVICES

Custodian.  First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

Independent Registered Accounting Firm.  TAIT, WELLER & BAKER LLP, 1818 Market Street, Philadelphia, PA 19103, an independent registered accounting firm, has been selected as the independent accountants for Separate Account C and Separate Account D.  First Investors Life pays TAIT, WELLER & BAKER LLP a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.

Underwriter.  First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC.  FIC, an affiliate of First Investors Life and of the Adviser, has its principal business address at 110 Wall Street, New York, New York 10005.  For the fiscal years ended December 31, 2007, 2008 and 2009, FIC received fees from Separate Account C of $102,349 and $63,531 and $38,844, respectively, in connection with the distribution of the Contracts in a continuous offering.  For the fiscal years ended December 31, 2007, 2008 and 2009, FIC received fees from Separate Account D of $919,909 and $771,689 and $478,651, respectively, in connection with the distribution of the Contracts in a continuous offering.

First Investors Life anticipates continuing to offer new Tax Tamer II and First Choice Contracts, but reserves the right to discontinue either of these offerings.  New Tax Tamer I Contracts

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are not currently being offered for sale.  Existing Tax Tamer I Contractowners may, however, continue to make additional premium payments to their existing Contracts.

The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

VALUATION

Value of an Accumulation Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00.  The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B).  The investment performance of each Fund, and expenses and deductions of certain charges, affect the Accumulation Unit Value.  The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

Net Investment Factor.  The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex-dividend” date occurs during the current Valuation Period.

(b)	is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)
is a factor representing the charges deducted for mortality and expense risks.  For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount.  For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net assets value of the applicable Subaccount.

The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease.  (For an illustration of this calculation, see Appendix I, Example A.)

Value of Amounts Allocated to the Fixed Account.  The First Choice Contract also allows Contractowners to allocate value to the Fixed Account.  The Accumulation Value in a First Choice Contract thus consists of the Subaccount Accumulation Value in each Subaccount to which a Contractowner allocates value, which is based on the Accumulation Unit values described above, and the Fixed Account Accumulation Value.  The Fixed Account Accumulation Value at any time is equal to the amount determined as described in the First Choice Contract’s prospectus under the heading “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Fixed Account Accumulation Value.”

Value of an Annuity Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00.  The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum (or 3.0% or a different rate chosen by a Contractowner for First Choice Contracts), which is assumed in the Annuity

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Tables contained in the Contracts.  (For an illustration of this calculation, see Appendix III, Example A.)

Amount of Annuity Payments.  When annuity payments are to commence, the Accumulated Value (or the Accumulation Value for First Choice Contracts) to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day (or the Valuation Date for First Choice Contracts) on or immediately preceding the seventh day before the Annuity Commencement Date (or the Maturity Date for First Choice Contracts) by the number of Accumulation Units owned.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value.  For First Choice Contracts, the net amount to be applied to an Annuity Option, the Net Accumulation Value, consists of the amounts derived from the Accumulation Units, as described above, as well as the Fixed Account Accumulation Value.  The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment.  The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied.  These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date.  The Contracts contain a formula for determining the adjusted age. The Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900, except for First Choice Contracts. For First Choice Contracts the Annuity Tables are determined from the A2000 Individual Annuitant Mortality Table Age Last Birthday and an Assumed Investment Return of 3.00% or a different rate chosen by the Contractowner and the adjusted age is the age of the annuitant minus one year for each completed 10-year period measured from the year 2000 to the date of Annuity Payment Option commencement.  Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  This number of Annuity Units remains fixed for all variable annuity payments.  The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment.  The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month.  (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% (or 2.5% for the First Choice Contract) per year built into the Annuity Tables in the Contract.

OTHER INFORMATION

Time of Payments.  All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination.  However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund is not reasonably practical or it is not reasonably practical to determine the value of the Fund’s net assets; or (3) for such other periods as the Commission may by order permit for

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the protection of security holders or as may be permitted under the 1940 Act.  In addition, for the First Choice Contract, First Investors Life may defer for up to six months the payment of any full or partial surrender of amounts allocated to the Fixed Account.

Reports to Contractowners.  First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values.  In addition, latest available reports of the Life Series Funds will be mailed to each Contractowner.

Assignment.  Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due.  To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary.  The Contracts may be assigned.  No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

RELEVANCE OF FINANCIAL STATEMENTS

The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account’s Subaccounts.  The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life’s ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

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APPENDICES

APPENDIX I

EXAMPLE A
Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account C

Net Investment Factor =	A + B	- D
C

Where:

A =		The Net Asset Value of a Fund share as of the end of the current
		Valuation Period.
		Assume	=	$8.51000000
B =		The per share amount of any dividend or capital gains distribution
		since the end of the immediately preceding Valuation Period.
		Assume	=	0
C =		The Net Asset Value of a Fund share as of the end of the immediately
		preceding Valuation Period.
		Assume	=	$8.39000000
D =		The daily deduction for mortality and expense risks, which totals 1.0%
		on an annual basis.
		On a daily basis	=	.00002740

	Then, the Net Investment Factor =	8.51000000 + 0 - .00002740	=	1.01427534
		8.39000000

Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account D

Net Investment Factor =	A + B	- D
C

Where:

A =	The Net Asset Value of a Fund share as of the end of the current
	Valuation Period.
	Assume	=	$8.51000000
B =	The per share amount of any dividend or capital gains distribution
	since the end of the immediately preceding Valuation Period.
	Assume	=	0
C =	The Net Asset Value of a Fund share as of the end of the immediately
	preceding Valuation Period.
	Assume	=	$8.39000000
D =	The daily deduction for mortality and expense risks and administration,
	which totals 1.4% on an annual basis.
	On a daily basis	=	.00003836

Then, the Net Investment Factor =	8.51000000 + 0	- .00003836	=	1.01426438
8.39000000

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EXAMPLE B
Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account C

Accumulation Unit Value = A x B
Where:

A =	The Accumulation Unit Value for the immediately preceding Valuation
	Period.
	Assume	=	$1.46328760
B =	The Net Investment Factor for the current Valuation Period.
	Assume	=	1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534		=	1.48417653

Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account D

Accumulation Unit Value = A x B
Where:

A =	The Accumulation Unit Value for the immediately preceding Valuation
	Period.
	Assume	=	$1.46328760
B =	The Net Investment Factor for the current Valuation Period.
	Assume	=	1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438		=	1.48416049

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APPENDIX II

EXAMPLE A
Formula and Illustration for Determining
Death Benefit Payable Under
Annuity Option 4-Unit Refund Life Annuity
For Separate Account C (Tax Tamer I only) and Separate Account D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable =	A	- (CxD), if	A	is greater than CxD
	B		B

Where:

A =	The Net Accumulated Value applied on the Annuity Commencement Date to
	purchase the Variable Annuity.
	Assume	=	$20,000.00

B =	The Annuity Unit Value at the Annuity Commencement Date.
	Assume	=	$1.08353012

C =	The number of Annuity Units represented by each payment made.
	Assume	=	116.61488844

D =	The total number of monthly Variable Annuity Payments made prior
	to the Annuitant’s death.
	Assume	=	30

Then the number of Annuity Units Payable:

$20,000.00	- (116.61488844 x 30)
$1.08353012

=           18,458.18554633  - 3,498.44665320

=           14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

14,959.73889313 x $1.12173107 = $16,780.80

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APPENDIX III

EXAMPLE A

Formula and Illustration for Determining
Annuity Unit Value of
Separate Account C and Separate Account D

Annuity Unit Value = A x B x C

Where:

A =	Annuity Unit Value of the immediately preceding Valuation Period.
	Assume	=	$1.10071211

B =	Net Investment Factor for the Valuation Period for which the Annuity
	Unit is being calculated.
	Assume	=	1.00083530

C =	A factor to neutralize the assumed interest rate of 3½% built into
	the Annuity Tables used.
	Daily factor equals	=	0.99990575

Then, the Annuity Value is:

$1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

EXAMPLE B

Formula and Illustration for Determining
Amount of First Monthly Variable Annuity Payment from
Separate Account C and Separate Account D

First Monthly Variable annuity Payment =	A	x B
$1,000

Where:

A =	The Net Accumulated Value allocated to Separate Account C for the
	Business Day on or immediately preceding the seventh day
	before the Annuity Commencement Date.
	Assume	=	$20,000.00

B =	The Annuity purchase rate per $1,000 based upon the option
	selected, the sex and adjusted age of the Annuitant
	according to the Annuity Tables contained in the Contract.
	Assume	=	$6.40

Then, the first Monthly Variable Payment =	$20,000	x $6.40 = $128.00
$1,000

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EXAMPLE C

Formula and Illustration for Determining
the Number of Annuity Units for Separate Account C and Separate Account D
Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units =	A
B

Where:

A =	The dollar amount of the first monthly Variable Annuity Payment.
	Assume	=	$128.00

B =	The Annuity Unit Value for the Business Day on or immediately
	preceding the seventh day before the Annuity Commencement Date.
	Assume	=	$1.09763000

Then, the number of Annuity Units =	$128.00	= 116.61488844
$1.09763000

EXAMPLE D

Formula and Illustration for Determining
the Amount of Second and Subsequent Monthly Variable
Annuity Payments From Separate Account C and Separate Account D

Second Monthly Variable Annuity Payment = A x B

Where:

A =	The Number of Annuity Units represented by each monthly
	Variable Annuity Payment.
	Assume	=	116.61488844

B =	The Annuity Unit Value for the Business Day on or immediately
	preceding the seventh day before the date on which the
	second (or subsequent) Variable Annuity Payment is due.
	Assume	=	$1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund.  If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result.  Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

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Financial Statements
as of
December 31, 2009

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund C (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account C”), as of December 31, 2009, and the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 2009 and 2008 for each of the individual sub-accounts which comprise Separate Account C.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account C’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account C’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned at December 31, 2009 by correspondence with Separate Account C’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise Separate Account C as of December 31, 2009, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for the years ended December 31, 2009 and 2008, in conformity with accounting principles generally accepted in the United States of America.

      TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2010

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

	Cash		Growth &
	Management	High Yield	Income	Discovery
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$4,831,596	$12,861,960	$53,493,706	$29,154,525

LIABILITIES
Payable to First Investors
Life Insurance Company	4,046	10,604	44,164	23,699

NET ASSETS	$4,827,550	$12,851,356	$53,449,542	$29,130,826
Net assets represented by
Contracts in accumulation period	$4,827,550	$12,851,356	$53,449,542	$29,130,826

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

			Select
	Blue Chip	International	Growth	Government
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$38,096,106	$23,931,752	$2,023,898	$11,470,295

LIABILITIES
Payable to First Investors
Life Insurance Company	31,782	19,853	1,682	9,651

NET ASSETS	$38,064,324	$23,911,899	$2,022,216	$11,460,644
Net assets represented by
Contracts in accumulation period	$38,064,324	$23,911,899	$2,022,216	$11,460,644

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

			Target	Target
	Investment		Maturity	Maturity
	Grade	Value	2010	2015
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$14,779,523	$22,142,421	$5,866,983	$6,475,746

LIABILITIES
Payable to First Investors
Life Insurance Company	12,320	18,431	4,899	5,520

NET ASSETS	$14,767,203	$22,123,990	$5,862,084	$6,470,226
Net assets represented by
Contracts in accumulation period	$14,767,203	$22,123,990	$5,862,084	$6,470,226

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

Year ended December 31, 2009

	Cash		Growth &
	Management	High Yield	Income	Discovery
INVESTMENT INCOME
Income:
Dividends	$10,282	$1,156,361	$954,591	$336,202

Expenses:
Mortality and expense risks (Note 5)	55,953	115,992	479,505	258,389

NET INVESTMENT INCOME (LOSS)	(45,671)	1,040,369	475,086	77,813

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	-	(12,187,653)	(4,011,656)	(7,249,365)

End of year	-	(9,880,149)	7,056,246	(597,432)

Change in unrealized appreciation (depreciation)
on investments	-	2,307,504	11,067,902	6,651,933

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(45,671)	$3,347,873	$11,542,988	$6,729,746

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

			Select
	Blue Chip	International	Growth	Government
INVESTMENT INCOME
Income:
Dividends	$796,208	$1,003,781	$-	$485,313

Expenses:
Mortality and expense risks (Note 5)	350,088	214,767	18,780	116,995

NET INVESTMENT INCOME (LOSS)	446,120	789,014	(18,780)	368,318

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(1,296,682)	(5,464,755)	(1,711,617)	148,114

End of year	4,793,250	(1,934,711)	(1,530,474)	159,168

Change in unrealized appreciation (depreciation)
on investments	6,089,932	3,530,044	181,143	11,054

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,536,052	$4,319,058	$162,363	$379,372

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

			Target	Target
	Investment		Maturity	Maturity
	Grade	Value	2010	2015
INVESTMENT INCOME
Income:
Dividends	$842,695	$657,798	$362,205	$278,100

Expenses:
Mortality and expense risks (Note 5)	136,919	203,000	62,703	68,261

NET INVESTMENT INCOME	705,776	454,798	299,502	209,839

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	85,200	10,191

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(2,430,276)	(2,393,360)	1,658,685	1,875,128

End of year	(704,232)	812,195	1,189,935	1,425,552

Change in unrealized appreciation (depreciation)
on investments	1,726,044	3,205,555	(468,750)	(449,576)

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$2,431,820	$3,660,353	$(84,048)	$(229,546)

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

	Cash
	Management		High Yield
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(45,671)	$69,735	$1,040,369	$1,126,967
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	-	-	2,307,504	(5,183,857)
Net increase (decrease) in net assets
resulting from operations	(45,671)	69,735	3,347,873	(4,056,890)

From Contract Transactions
Net insurance premiums from
contract owners	34,370	9,192	37,471	92,883
Transfers between sub-accounts	773,811	1,287,666	45,971	(367,147)
Transfers for contract benefits
and terminations	(1,985,099)	(3,555,774)	(1,164,315)	(1,907,507)

Increase (decrease) in net assets
derived from contract transactions	(1,176,918)	(2,258,916)	(1,080,873)	(2,181,771)

Net increase (decrease) in net assets	(1,222,589)	(2,189,181)	2,267,000	(6,238,661)

Net Assets
Beginning of year	6,050,139	8,239,320	10,584,356	16,823,017

End of year	$4,827,550	$6,050,139	$12,851,356	$10,584,356

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Growth & Income		Discovery
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$475,086	$362,344	$77,813	$(198,545)
Realized gain distributions	-	5,759,114	-	2,036,092
Change in unrealized appreciation
(depreciation) on investments	11,067,902	(35,184,847)	6,651,933	(15,702,694)
Net increase (decrease) in net assets
resulting from operations	11,542,988	(29,063,389)	6,729,746	(13,865,147)

From Contract Transactions
Net insurance premiums from
contract owners	151,470	252,106	79,683	163,524
Transfers between sub-accounts	(791,994)	(1,430,755)	(411,041)	(855,428)
Transfers for contract benefits
and terminations	(6,010,181)	(9,068,346)	(2,468,325)	(4,858,035)

Increase (decrease) in net assets
derived from contract transactions	(6,650,705)	(10,246,995)	(2,799,683)	(5,549,939)

Net increase (decrease) in net assets	4,892,283	(39,310,384)	3,930,063	(19,415,086)

Net Assets
Beginning of year	48,557,259	87,867,643	25,200,763	44,615,849

End of year	$53,449,542	$48,557,259	$29,130,826	$25,200,763

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Blue Chip		International
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$446,120	$296,127	$789,014	$(261,559)
Realized gain distributions	-	-	-	4,629,048
Change in unrealized appreciation
(depreciation) on investments	6,089,932	(19,559,019)	3,530,044	(21,990,410)
Net increase (decrease) in net assets
resulting from operations	6,536,052	(19,262,892)	4,319,058	(17,622,921)

From Contract Transactions
Net insurance premiums from
contract owners	112,651	182,920	91,013	124,503
Transfers between sub-accounts	(521,438)	(1,594,824)	(422,605)	100,133
Transfers for contract benefits
and terminations	(4,634,154)	(7,062,050)	(2,295,995)	(4,352,418)

Increase (decrease) in net assets
derived from contract transactions	(5,042,941)	(8,473,954)	(2,627,587)	(4,127,782)

Net increase (decrease) in net assets	1,493,111	(27,736,846)	1,691,471	(21,750,703)

Net Assets
Beginning of year	36,571,213	64,308,059	22,220,428	43,971,131

End of year	$38,064,324	$36,571,213	$23,911,899	$22,220,428

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Select Growth		Government
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(18,780)	$(21,104)	$368,318	$371,486
Realized gain distributions	-	25,220	-	-
Change in unrealized appreciation
(depreciation) on investments	181,143	(1,328,163)	11,054	269,081
Net increase (decrease) in net assets
resulting from operations	162,363	(1,324,047)	379,372	640,567

From Contract Transactions
Net insurance premiums from
contract owners	30,703	50,738	30,345	22,912
Transfers between sub-accounts	107,475	686,006	946,580	1,467,382
Transfers for contract benefits
and terminations	(174,665)	(238,199)	(1,462,563)	(1,498,152)

Increase (decrease) in net assets
derived from contract transactions	(36,487)	498,545	(485,638)	(7,858)

Net increase (decrease) in net assets	125,876	(825,502)	(106,266)	632,709

Net Assets
Beginning of year	1,896,340	2,721,842	11,566,910	10,934,201

End of year	$2,022,216	$1,896,340	$11,460,644	$11,566,910

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Investment Grade		Value
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$705,776	$717,064	$454,798	$301,940
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	1,726,044	(2,720,485)	3,205,5855	(10,052,454)
Net increase (decrease) in net assets
resulting from operations	2,431,820	(2,003,421)	3,660,353	(9,750,514)

From Contract Transactions
Net insurance premiums from
contract owners	45,305	49,423	72,106	86,932
Transfers between sub-accounts	792,875	603,752	(438,028)	(378,450)
Transfers for contract benefits
and terminations	(1,581,299	(2,416,867)	(2,648,375)	(3,685,108)

Increase (decrease) in net assets
derived from contract transactions	(743,119)	(1,763,692)	(3,014,297)	(3,976,626)

Net increase (decrease) in net assets	1,688,701	(3,767,113)	646,056	(13,727,140)

Net Assets
Beginning of year	13,078,502	16,845,615	21,477,934	35,205,074

End of year	$14,767,203	$13,078,502	$22,123,990	$21,477,934

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Target Maturity 2010		Target Maturity 2015
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$299,502	$303,736	$209,839	$193,363
Realized gain distributions	85,200	24,573	10,191	-
Change in unrealized appreciation
(depreciation) on investments	(468,750)	119,317	(449,576)	683,284
Net increase (decrease) in net assets
resulting from operations	(84,048)	447,626	(229,546)	876,647

From Contract Transactions
Net insurance premiums from
contract owners	22,031	25,363	17,092	99,192
Transfers between sub-accounts	(172,588)	60,236	90,982	421,429
Transfers for contract benefits
and terminations	(785,833)	(1,075,802)	(718,818)	(790,092)

Increase (decrease) in net assets
derived from contract transactions	(936,390)	(990,203)	(610,744)	(269,471)

Net increase (decrease) in net assets	(1,020,438)	(542,577)	(840,290)	607,176

Net Assets
Beginning of year	6,882,522	7,425,099	7,310,516	6,703,340

End of year	$5,862,084	$6,882,522	$6,470,226	$7,310,516

See notes to financial statements.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund C (“Separate Account C”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the “Fund”), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account C and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, Target Maturity 2010, and Target Maturity 2015.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

SUBSEQUENT EVENTS
Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2010, have been evaluated in the preparation of the financial statements.

INVESTMENTS
Shares of the Funds held by Separate Account C are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME
Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES
Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 3 — INVESTMENTS

Investments consist of the following at December 31, 2009:

	Shares	Net Asset Value	Market Value	Cost
First Investors Life Series Fund
Cash Management	4,831,596	$1.00	$4,831,596	$4,831,596
High Yield	2,059,721	6.24	12,861,960	22,742,109
Growth & Income	2,166,186	24.69	53,493,706	46,437,460
Discovery	1,165,093	25.02	29,154,525	29,751,957
Blue Chip	1,972,426	19.31	38,096,106	33,302,856
International	1,625,265	14.72	23,931,752	25,866,463
Select Growth	303,898	6.66	2,023,898	3,554,372
Government	1,114,226	10.29	11,470,295	11,311,127
Investment Grade	1,428,545	10.35	14,779,523	15,483,754
Value	1,645542	13.46	22,142,421	21,330,225
Target Maturity 2010	439,618	13.35	5,866,983	4,677,048
Target Maturity 2015	419,138	15.45	6,475,746	5,050,194

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2009 were as follows:

	Purchases	Sales

Cash Management	$818,463	$2,042,260
High Yield	1,239,803	1,278,461
Growth & Income	1,106,061	7,277,626
Discovery	415,885	3,135,013
Blue Chip	908,859	5,504,445
International	1,094,794	2,931,576
Select Growth	138,178	193,343
Government	1,462,238	1,579,512
Investment Grade	1,680,875	1,716,728
Value	729,904	3,288,855
Target Maturity 2010	469,436	1,021,973
Target Maturity 2015	396,365	787,477

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

Separate Account C utilizes various methods to measure the fair value of its financial instruments on a recurring basis.   Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.   The three levels of inputs are described below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including Separate Account C’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.   For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The summary of inputs used to value Separate Account C investments as of December 31, 2009 is as follows:

Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Total	Quoted Prices	Inputs	Inputs

Cash Management	$4,831,596	$4,831,596	$-	$-
High Yield	12,861,960	12,861,960	-	-
Growth & Income	53,493,706	53,493,706	-	-
Discovery	29,154,525	29,154,525	-	-
Blue Chip	38,096,106	38,096,106	-	-
International	23,931,752	23,931,752	-	-
Select Growth	2,023,898	2,023,898	-	-
Government	11,470,295	11,470,295	-	-
Investment Grade	14,779,523	14,779,523	-	-
Value	22,142,421	22,142,421	-	-
Target Maturity 2010	5,866,983	5,866,983	-	-
Target Maturity 2015	6,475,746	6,475,746	-	-
	$225,128,511	$225,128,511	$-	$-

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

2009			2008
Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Cash Management	75,131	(148,792)	(73,661)	128,649	(270,493)	(141,844)
High Yield	12,182	(50,540)	(38,358)	10,721	(79,896)	(69,175)
Growth & Income	5,788	(190,956)	(185,168)	2,198	(227,269)	(225,071)
Discovery	6,987	(85,657)	(78,670)	5,975	(130,460)	(124,485)
Blue Chip	4,514	(197,949)	(193,435)	2,660	(262,960)	(260,300)
International	3,355	(108,872)	(105,517)	11,276	(133,733)	(122,457)
Select Growth	30,850	(37,580)	(6,730)	82,007	(26,620)	55,387
Government	54,837	(75,646)	(20,809)	68,808	(69,112)	(304)
Investment Grade	40,113	(77,239)	(37,126)	40,427	(123,496)	(83,069)
Value	12,683	(206,075)	(193,392)	22,046	(222,242)	(200,196)
Target Maturity 2010	2,550	(45,791)	(43,241)	22,733	(68,977)	(46,244)
Target Maturity 2015	7,945	(39,031)	(31,086)	35,443	(49,870)	(14,427)

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C.   This deduction is assessed through a reduction of unit values.   An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units.   There was no deduction under this provision during 2009.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3
Cash Management
December 31,
2009	303,015	$15.921	$4,828	0.19%	1.00%	(0.83%)
2008	376,676	$16.054	$6,050	2.06%	1.00%	1.01%
2007	518,520	$15.893	$8,239	3.92%	1.00%	3.59%
2006	193,491	$15.343	$2,968	4.25%	1.00%	3.32%
2005	182,147	$14.850	$2,698	2.40%	1.00%	1.43%

High Yield
December 31,
2009	374,655	$34.240	$12,851	9.91%	1.00%	33.81%
2008	413,013	$25.589	$10,584	8.89%	1.00%	(26.60%)
2007	482,188	$34.860	$16,823	7.91%	1.00%	0.05%
2006	535,648	$34.842	$18,682	8.60%	1.00%	8.67%
2005	631,781	$32.061	$20,285	7.57%	1.00%	(0.59%)

Growth & Income
December 31,
2009	1,216,235	$43.894	$53,450	2.00%	1.00%	26.77%
2008	1,401,403	$34.625	$48,557	1.53%	1.00%	(35.86%)
2007	1,626,474	$53.986	$87,868	0.52%	1.00%	0.97%
2006	1,821,672	$53.468	$97,495	0.45%	1.00%	13.21%
2005	2,079,073	$47.228	$98,262	0.76%	1.00%	6.13%

Discovery
December 31,
2009	653,636	$44.537	$29,131	1.30%	1.00%	29.46%
2008	732,306	$34.401	$25,201	0.45%	1.00%	(33.91%)
2007	856,791	$52.055	$44,616	0.18%	1.00%	5.56%
2006	960,282	$49.314	$47,389	0.15%	1.00%	21.29%
2005	1,098,895	$40.658	$44,704	0.00%	1.00%	4.09%

Blue Chip
December 31,
2009	1,231,330	$30.865	$38,064	2.29%	1.00%	20.40%
2008	1,424,765	$25.635	$36,571	1.60%	1.00%	(32.76%)
2007	1,685,065	$38.125	$64,308	1.12%	1.00%	3.17%
2006	1,923,171	$36.953	$71,142	0.96%	1.00%	13.35%
2005	2,260,318	$32.601	$73,749	1.03%	1.00%	3.30%

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3
International
December 31,
2009	782,979	$30.482	$23,912	4.69%	1.00%	22.01%
2008	888,496	$24.983	$22,220	0.21%	1.00%	(42.47%)
2007	1,010,953	$43.425	$43,971	3.14%	1.00%	19.79%
2006	1,081,519	$36.252	$39,273	0.71%	1.00%	26.52%
2005	1,207,617	$28.654	$34,635	1.32%	1.00%	8.13%

Select Growth
December 31,
2009	320,183	$6.315	$2,022	0.00%	1.00%	8.81%
2008	326,913	$5.804	$1,896	0.16%	1.00%	(42.05%)
2007	271,526	$10.016	$2,722	0.75%	1.00%	10.31%
2006	303,144	$9.080	$2,754	0.58%	1.00%	8.38%
2005	368,155	$8.378	$3,084	1.23%	1.00%	4.50%

Government
December 31,
2009	493,704	$23.199	$11,461	4.15%	1.00%	3.24%
2008	514,513	$22.471	$11,567	4.31%	1.00%	5.86%
2007	514,817	$21.226	$10,934	5.12%	1.00%	5.49%
2006	529,973	$20.121	$10,667	5.20%	1.00%	2.77%
2005	585,088	$19.579	$11,456	5.20%	1.00%	1.52%

Investment Grade
December 31,
2009	618,028	$23.896	$14,767	6.12%	1.00%	19.74%
2008	655,154	$19.957	$13,079	5.70%	1.00%	(12.48%)
2007	738,223	$22.803	$16,846	5.47%	1.00%	4.47%
2006	758,876	$21.828	$16,575	5.95%	1.00%	2.96%
2005	880,520	$21.201	$18,678	5.86%	1.00%	0.30%

Value
December 31,
2009	1,184,140	$18.675	$22,124	3.26%	1.00%	19.83%
2008	1,377,532	$15.585	$21,478	2.07%	1.00%	(30.11%)
2007	1,577,728	$22.300	$35,205	1.60%	1.00%	(1.65%)
2006	1,710,351	$22.673	$38,803	1.71%	1.00%	20.22%
2005	1,899,063	$18.859	$35,815	1.63%	1.00%	5.03%

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
	Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3
Target Maturity 2010
December 31,
2009	270,478	$21.590	$5,862	5.82%	1.00%	(1.22%)
2008	313,719	$21.856	$6,883	5.16%	1.00%	6.26%
2007	359,963	$20.568	$7,425	5.50%	1.00%	7.27%
2006	332,291	$19.174	$6,393	5.61%	1.00%	1.00%
2005	401,918	$18.984	$7,636	4.89%	1.00%	0.45%

Target Maturity 2015
December 31,
2009	330,512	$19.518	$6,470	4.09%	1.00%	(3.19%)
2008	361,598	$20.162	$7,311	3.78%	1.00%	13.42%
2007	376,025	$17.776	$6,703	3.87%	1.00%	8.61%
2006	326,720	$16.367	$5,362	3.82%	1.00%	0.84%
2005	328,561	$16.231	$5,344	3.49%	1.00%	3.36%

1
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated.   These ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3
These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account D”), as of December 31, 2009, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2009 and 2008 for each of the individual sub-accounts which comprise Separate Account D.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account D’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account D’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned at December 31, 2009 by correspondence with Separate Account D’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise First Investors Life Variable Annuity Fund D as of December 31, 2009, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for years ended December 31, 2009 and 2008, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2010

 1

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

	Cash Management	High Yield	Growth & Income	Discovery
ASSETS Investments at net asset value (Note 3): First Investors Life Series Fund	$3,589,969	$10,744,039	$32,361,959	$15,257,266

LIABILITIES Payable to First Investors Life Insurance Company	4,193	12,458	37,310	17,342

NET ASSETS	$3,585,776	$10,731,581	$32,324,649	$15,239,924

Net assets represented by Contracts in accumulation period	$3,585,776	$10,731,581	$32,324,649	$15,239,924

See notes to financial statements.	2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

	Blue Chip	International	Select Growth	Select Growth
ASSETS Investments at net asset value (Note 3): First Investors Life Series Fund	$17,078,659	$13,921,970	$1,975,478	$9,436,436

LIABILITIES Payable to First Investors Life Insurance Company	19,909	16,142	2,269	11,037

NET ASSETS	$17,058,750	$13,905,828	$1,973,209	$9,425,399

Net assets represented by Contracts in accumulation period	$17,058,750	$13,905,828	$1,973,209	$9,425,399

See notes to financial statements.	3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2009

	Investment Grade	Value	Target Maturity 2010	Target Maturity 2015
ASSETS Investments at net asset value (Note 3): First Investors Life Series Fund	$14,880,470	$19,103,780	$5,443,014	$20,647,694

LIABILITIES Payable to First Investors Life Insurance Company	17,459	22,158	6,382	24,578

NET ASSETS	$14,863,011	$19,081,622	$5,436,632	$20,623,116

Net assets represented by Contracts in accumulation period	$14,863,011	$19,081,622	$5,436,632	$20,623,116

See notes to financial statements.	4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS

Year ended December 31, 2009

	Cash Management	High Yield	Growth & Income	Discovery
INVESTMENT INCOME Income: Dividends	$8,017	$923,862	$561,423	$174,450

Expenses: Mortality and expense risks (Note 5)	59,645	132,883	397,662	187,615
Administrative Charges (Note 5)	2,855	6,197	22,685	10,523

Total expenses	62,500	139,080	420,347	198,138

NET INVESTMENT INCOME (LOSS)	(54,483)	784,782	141,076	(23,688)

REALIZED GAIN ON INVESTMENTS Realized gain distributions	-	-	-	-
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS Beginning of year	-	(6,289,557)	(22,229,064)	(6,205,449)
End of year	-	(4,392,085)	(15,584,644)	(2,720,823)

Change in unrealized appreciation (depreciation) on investments	-	1,897,472	6,644,420	3,484,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,483)	$2,682,254	$6,785,496	$3,460,938

See notes to financial statements.	5

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

	Blue Chip	International	Select Growth	Government

INVESTMENT INCOME Income: Dividends	$354,906	$572,133	$-	$348,447

Expenses:
Mortality and expense risks (Note 5)	217,103	171,629	24,965	120,495
Administrative Charges (Note 5)	11,665	9,447	1,489	4,945

Total expenses	228,768	181,076	26,454	125,440

NET INVESTMENT INCOME (LOSS)	126,138	391,057	(26,454)	223,007

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(13,792,749)	(8,992,763)	(1,018,078)	139,967
End of year	(11,102,320)	(6,939,349)	(845,059)	144,468

Change in unrealized appreciation (depreciation) on investments	2,690,429	2,053,414	173,019	4,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,816,567	$2,444,471	$146,565	$227,508

See notes to financial statements.	6

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2009

	Investment Grade	Value	Target Maturity 2010	Target Maturity 2015

INVESTMENT INCOME
Income:
Dividends	$810,390	$540,285	$361,497	$834,394

Expenses:
Mortality and expense risks (Note 5)	189,407	237,188	84,684	294,141
Administrative Charges (Note 5)	8,406	12,231	2,913	10,474

Total expenses	197,813	249,419	87,597	304,615

NET INVESTMENT INCOME	612,577	290,866	273,900	529,779

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	85,032	30,579

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(2,851,681)	(5,605,377)	591,032	4,083,706
End of year	(1,119,142)	(2,853,089)	120,147	2,739,511

Change in unrealized appreciation
(depreciation) on investments	1,732,539	2,752,288	(470,885)	(1,344,195)

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$2,345,116	$3,043,154	$(111,953)	$(783,837)

See notes to financial statements.	7

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31, 2009 and 2008

	Cash Management		High Yield
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(54,483)	$30,265	$784,782	$832,514
Realized gain distributions	-	-	-	-
Change in unrealized appreciation (depreciation) on investments	-	-	1,897,472	(4,054,149)

Net increase (decrease) in net assets resulting from operations	(54,483)	30,265	2,682,254	(3,221,635)

From Contract Transactions
Net insurance premiums from contract owners	32,893	176,848	703,470	858,621
Transfers between sub-accounts	569,903	3,112,044	31,518	(519,405)
Transfers for contract benefits and terminations	(1,731,200)	(3,677,948)	(1,017,326)	(1,735,562)

Increase (decrease) in net assets derived from contract transactions	(1,128,404)	(389,056)	(282,338)	(1,396,346)

Net increase (decrease) in net assets	(1,182,887)	(358,791)	2,399,916	(4,617,981)

Net Assets Beginning of year	4,768,663	5,127,454	8,331,665	12,949,646
End of year	$3,585,776	$4,768,663	$10,731,581	$8,331,665

See notes to financial statements.	8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Growth & Income		Discovery
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$141,076	$17,425	$(23,688)	$(183,705)
Realized gain distributions	-	3,300,289	-	983,995
Change in unrealized appreciation (depreciation) on investments	6,644,420	(20,343,332)	3,484,626	(7,839,178)

Net increase (decrease) in net assets resulting from operations	6,785,496	(17,025,618)	3,460,938	(7,038,888)

From Contract Transactions
Net insurance premiums from contract owners	1,240,744	2,387,657	811,400	1,255,529
Transfers between sub-accounts	(461,352)	(1,324,085)	(304,319)	(438,337)
Transfers for contract benefits and terminations	(3,491,165)	(5,984,924)	(1,555,694)	(2,284,056)
Increase (decrease) in net assets derived from contract transactions	(2,711,773)	(4,921,352)	(1,048,613)	(1,466,864)

Net increase (decrease) in net assets	4,073,723	(21,946,970)	2,412,325	(8,505,752)

Net Assets
Beginning of year	28,250,926	50,197,896	12,827,599	21,333,351
End of year	$32,324,649	$28,250,926	$15,239,924	$12,827,599

See notes to financial statements.	9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Blue Chip		International
	2009	2008	2009	2008
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$126,138	$24,544	$391,057	$(223,618)
Realized gain distributions	-	-	-	2,410,952
Change in unrealized appreciation (depreciation) on investments	2,690,429	(8,528,591)	2,053,414	(11,857,216)

Net increase (decrease) in net assets resulting from operations	2,816,567	(8,504,047)	2,444,471	(9,669,882)

From Contract Transactions
Net insurance premiums from contract owners	515,983	1,119,933	825,247	1,951,590
Transfers between sub-accounts	(238,977)	(785,770)	(222,772)	(339,251)
Transfers for contract benefits and terminations	(2,191,870)	(3,077,789)	(1,458,788)	(1,856,423)
Increase (decrease) in net assets derived from contract transactions	(1,914,864)	(2,743,626)	(856,313)	(244,084)

Net increase (decrease) in net assets	901,703	(11,247,673)	1,588,158	(9,913,966)

Net Assets
Beginning of year	16,157,047	27,404,720	12,317,670	22,231,636
End of year	$17,058,750	$16,157,047	$13,905,828	$12,317,670

See notes to financial statements.	10

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Select Growth		Government
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(26,454)	$(33,453)	$223,007	$192,777
Realized gain distributions	-	26,392	-	-
Change in unrealized appreciation (depreciation) on investments	173,019	(1,331,515)	4,501	203,027

Net increase (decrease) in net assets resulting from operations	146,565	(1,338,576)	227,508	395,804

From Contract Transactions
Net insurance premiums from contract owners	198,199	443,678	1,189,597	975,791
Transfers between sub-accounts	(2,668)	239,680	1,143,125	1,208,612
Transfers for contract benefits and terminations	(179,192)	(394,959)	(1,201,615)	(1,019,629)

Increase (decrease) in net assets derived from contract transactions	16,339	288,399	1,131,107	1,164,774

Net increase (decrease) in net assets	162,904	(1,050,177)	1,358,615	1,560,578

Net Assets
Beginning of year	1,810,305	2,860,482	8,066,784	6,506,206
End of year	$1,973,209	$1,810,305	$9,425,399	$8,066,784

See notes to financial statements.	11

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Investment Grade		Value
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$612,577	$578,107	$290,866	$138,043
Realized gain distributions	-	-	-	-
Change in unrealized appreciation (depreciation) on investments	1,732,539	(2,520,745)	2,752,288	(8,396,293)

Net increase (decrease) in net assets resulting from operations	2,345,116	(1,942,638)	3,043,154	(8,258,250)

From Contract Transactions
Net insurance premiums from contract owners	1,106,338	1,282,290	784,465	1,607,570
Transfers between sub-accounts	656,746	245,567	(401,977)	(1,215,976)
Transfers for contract benefits and terminations	(1,560,533)	(2,143,471)	(1,790,137)	(3,792,602)
Increase (decrease) in net assets derived from contract transactions	202,551	(615,614)	(1,407,649)	(3,401,008)

Net increase (decrease) in net assets	2,547,667	(2,558,252)	1,635,505	(11,659,258)

Net Assets
Beginning of year	12,315,344	14,873,596	17,446,117	29,105,375
End of year	$14,863,011	$12,315,344	$19,081,622	$17,446,117

See notes to financial statements.	12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2009 and 2008

	Target Maturity 2010		Target Maturity 2015
	2009	2008	2009	2008

Increase (Decrease) in Net Assets
From Operations
Net investment income	$273,900	$248,517	$529,779	$488,449
Realized gain distributions	85,032	22,861	30,579	-
Change in unrealized appreciation (depreciation) on investments	(470,885)	131,674	(1,344,195)	2,037,005
Net increase (decrease) in net assets resulting from operations	(111,953)	403,052	(783,837)	2,525,454

From Contract Transactions
Net insurance premiums from contract owners	99,296	91,045	1,762,990	1,877,079
Transfers between sub-accounts	(287,862)	(334,458)	(481,365)	151,379
Transfers for contract benefits and terminations	(1,153,199)	(621,738)	(1,675,756)	(2,912,199)
Increase (decrease) in net assets derived from contract transactions	(1,341,765)	(865,151)	(394,131)	(883,741)

Net increase (decrease) in net assets	(1,453,718)	(462,099)	(1,177,968)	1,641,713

Net Assets
Beginning of year	6,890,350	7,352,449	21,801,084	20,159,371
End of year	$5,436,632	$6,890,350	$20,623,116	$21,801,084

See notes to financial statements.	13

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund D (“Separate Account D”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account D and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying mutual fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, Target Maturity 2010, and Target Maturity 2015.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

SUBSEQUENT EVENTS
Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2010, have been evaluated in the preparation of the financial statements.

INVESTMENTS
Shares of the Funds held by Separate Account D are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME
Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES
Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

See notes to financial statements.	14

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009
NOTE 3 — INVESTMENTS

Investments consist of the following:

		Net Asset	Market
	Shares	Value	Value	Cost

First Investors Life Series Fund
Cash Management	3,589,969	$ 1.00	$3,589,969	$3,589,969
High Yield	1,720,560	6.24	10,744,039	15,136,123
Growth & Income	1,310,474	24.69	32,361,959	47,946,603
Discovery	609,721	25.02	15,257,266	17,978,089
Blue Chip	884,248	19.31	17,078,659	28,180,979
International	945,479	14.72	13,921,970	20,861,319
Select Growth	296,627	6.66	1,975,478	2,820,537
Government	916,657	10.29	9,436,436	9,291,968
Investment Grade	1,438,301	10.35	14,880,470	15,999,612
Value	1,419,720	13.46	19,103,780	21,956,870
Target Maturity 2010	407,849	13.35	5,443,014	5,322,867
Target Maturity 2015	1,336,407	15.45	20,647,694	17,908,183

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2009 were as follows:

	Purchases	Sales

Cash Management	$610,813	$1,808,962
High Yield	1,658,850	1,188,239
Growth & Income	1,802,167	4,566,413
Discovery	985,850	2,130,614
Blue Chip	870,889	2,766,108
International	1,397,380	1,950,979
Select Growth	198,199	220,596
Government	2,681,169	1,306,749
Investment Grade	2,573,474	1,772,018
Value	1,324,750	2,550,401
Target Maturity 2010	545,825	1,544,114
Target Maturity 2015	2,627,963	2,457,805

See notes to financial statements.	15

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

Separate Account D utilizes various methods to measure the fair value of its financial instruments on a recurring basis.   Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.   The three levels of inputs are described below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including Separate Account D’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.   For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The summary of inputs used to value Separate Account D’s investments as of December 31, 2009 is as follows:

			Level 2
			Other	Level 3
			Significant	Significant
		Level 1	Observable	Unobservable
	Total	Quoted Prices	Inputs	Inputs

Cash Management	$3,589,969	$3,589,969	$-	$-
High Yield	10,744,039	10,744,039	-	-
Growth & Income	32,361,959	32,361,959	-	-
Discovery	15,257,266	15,257,266	-	-
Blue Chip	17,078,659	17,078,659	-	-
International	13,921,970	13,921,970	-	-
Select Growth	1,975,478	1,975,478	-	-
Government	9,436,436	9,436,436	-	-
Investment Grade	14,880,470	14,880,470	-	-
Value	19,103,780	19,103,780	-	-
Target Maturity 2010	5,443,014	5,443,014	-	-
Target maturity 2015	20,647,694	20,647,694	-	-
	$164,440,734	$164,440,734	$-	$-

See notes to financial statements.	16

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	2009			2008

			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	71,190	(163,696)	(92,506)	308,114	(340,286)	(32,172)
High Yield	58,349	(85,816)	(27,467)	54,838	(165,483)	(110,645)
Growth & Income	56,833	(295,461)	(238,628)	100,550	(443,236)	(342,686)
Discovery	61,269	(167,189)	(105,920)	92,852	(220,227)	(127,375)
Blue Chip	54,414	(284,485)	(230,071)	79,908	(341,695)	(261,787)
International	54,418	(132,299)	(77,881)	106,970	(143,644)	(36,674)
Select Growth	44,509	(42,855)	1,654	94,345	(65,446)	28,899
Government	158,616	(90,598)	68,018	143,552	(67,885)	75,667
Investment Grade	98,303	(87,071)	11,232	99,380	(147,582)	(48,202)
Value	50,871	(183,096)	(132,225)	92,731	(347,192)	(254,461)
Target Maturity 2010	5,456	(80,269)	(74,813)	14,061	(63,211)	(49,150)
Target Maturity 2015	82,512	(102,683)	(20,171)	115,172	(162,752)	(47,580)

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D.   An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted.   These deductions are assessed through a reduction of unit values.

An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 7% of the value of the Accumulation Units surrendered.

See notes to financial statements.	17

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

	Net Assets
		Unit			Investment
		Fair			Income	Expense	Total
	Units	Value	(000s	)	Ratio1	Ratio2	Return3
Cash Management
December 31,
2009	295,019	$12.155	$3,586		0.19%	1.40%	(1.22%)
2008	387,525	$12.305	$4,769		2.02%	1.40%	0.61%
2007	419,697	$12.231	$5,127		4.22%	1.40%	3.17%
2006	179,953	$11.855	$2,129		4.29%	1.40%	2.91%
2005	182,437	$11.520	$2,102		2.41%	1.40%	1.02%

High Yield
December 31,
2009	785,633	$13.645	$10,732		9.65%	1.40%	33.27%
2008	813,100	$10.238	$8,332		8.91%	1.40%	(26.89%)
2007	923,745	$14.004	$12,950		7.55%	1.40%	(0.35%)
2006	934,665	$14.053	$13,138		8.43%	1.40%	8.24%
2005	1,024,903	$12.983	$13,321		6.84%	1.40%	(0.99%)

Growth & Income
December 31,
2009	2,296,370	$14.071	$32,325		1.97%	1.40%	26.27%
2008	2,534,998	$11.144	$28,251		1.52%	1.40%	(36.12%)
2007	2,877,684	$17.445	$50,198		0.51%	1.40%	0.57%
2006	3,072,317	$17.347	$53,301		0.44%	1.40%	12.76%
2005	3,267,540	$15.384	$50,294		0.72%	1.40%	5.71%

Discovery
December 31,
2009	1,236,940	$12.316	$15,240		1.30%	1.40%	28.95%
2008	1,342,860	$9.551	$12,828		0.44%	1.40%	(34.18%)
2007	1,470,235	$14.511	$21,333		0.17%	1.40%	5.14%
2006	1,539,299	$13.802	$21,246		0.14%	1.40%	20.81%
2005	1,602,057	$11.425	$18,304		0.00%	1.40%	3.67%

Blue Chip
December 31,
2009	1,693,462	$10.068	$17,059		2.29%	1.40%	19.92%
2008	1,923,533	$8.396	$16,157		1.59%	1.40%	(33.03%)
2007	2,185,320	$12.536	$27,405		1.12%	1.40%	2.76%
2006	2,509,088	$12.199	$30,608		0.96%	1.40%	12.90%
2005	2,820,630	$10.806	$30,491		1.01%	1.40%	2.89%

See notes to financial statements.	18

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
		Unit			Investment
		Fair			Income	Expense	Total
	Units	Value	(000s	)	Ratio1	Ratio2	Return 3
International
December 31,
2009	1,008,692	$13.779	$13,906		4.66%	1.40%	21.53%
2008	1,086,573	$11.338	$12,318		0.20%	1.40%	(42.70%)
2007	1,123,247	$19.787	$22,232		2.97%	1.40%	19.31%
2006	1,036,657	$16.585	$17,194		0.68%	1.40%	26.01%
2005	995,315	$13.162	$13,104		1.23%	1.40%	7.70%

Select Growth
December 31,
2009	325,124	$6.070	$1,973		0.00%	1.40%	8.37%
2008	323,470	$5.601	$1,810		0.16%	1.40%	(42.29%)
2007	294,571	$9.705	$2,860		0.74%	1.40%	9.87%
2006	308,149	$8.834	$2,723		0.58%	1.40%	7.95%
2005	336,454	$8.184	$2,754		1.17%	1.40%	4.08%

Government
December 31,
2009	567,684	$16.594	$9,425		4.02%	1.40%	2.83%
2008	499,666	$16.138	$8,067		4.08%	1.40%	5.44%
2007	423,999	$15.305	$6,506		5.04%	1.40%	5.07%
2006	412,318	$14.566	$6,007		5.20%	1.40%	2.36%
2005	423,320	$14.231	$6,026		5.12%	1.40%	1.11%

Investment Grade
December 31,
2009	934,645	$15.906	$14,863		5.94%	1.40%	19.26%
2008	923,413	$13.338	$12,315		5.56%	1.40%	(12.83%)
2007	971,615	$15.301	$14,874		5.33%	1.40%	4.05%
2006	932,499	$14.705	$13,718		5.58%	1.40%	2.55%
2005	939,841	$14.340	$13,487		5.44%	1.40%	(0.10%)

Value
December 31,
2009	1,450,573	$13.156	$19,082		3.19%	1.40%	19.35%
2008	1,582,798	$11.023	$17,446		2.06%	1.40%	(30.39%)
2007	1,837,259	$15.836	$29,105		1.55%	1.40%	(2.04%)
2006	1,857,833	$16.165	$30,034		1.62%	1.40%	19.74%
2005	1,817,591	$13.500	$24,537		1.44%	1.40%	4.61%

See notes to financial statements.	19

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2009

	Net Assets
		Unit			Investment
		Fair			Income	Expense	Total
	Units	Value	(000s	)	Ratio1	Ratio2	Return3
Target Maturity 2010
December 31,
2009	303,712	$17.906	$5,437		6.04%	1.40%	(1.61%)
2008	378,525	$18.199	$6,890		4.96%	1.40%	5.84%
2007	427,675	$17.195	$7,352		5.63%	1.40%	6.84%
2006	478,254	$16.094	$7,697		5.21%	1.40%	0.60%
2005	524,012	$15.998	$8,381		4.53%	1.40%	0.05%

Target Maturity 2015
December 31,
2009	1,046,962	$19.697	$20,623		3.98%	1.40%	(3.58%)
2008	1,067,133	$20.429	$21,801		3.80%	1.40%	12.97%
2007	1,114,713	$18.084	$20,159		3.99%	1.40%	8.17%
2006	1,094,052	$16.718	$18,281		3.53%	1.40%	0.43%
2005	983,569	$16.645	$16,381		2.98%	1.40%	2.94%

1
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3
These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.

See notes to financial statements.	20

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2009 and 2008, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2010

FIRST INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET

ASSETS
	December 31, 2009	December 31, 2008
Investments (note 2):
Available-for-sale securities	$262,634,603	$218,993,984
Held-to-maturity securities	2,399,978	4,471,745
Short term investments	5,903,648	12,829,629
Policy loans	64,114,432	62,109,444

Total investments	335,052,661	298,404,802

Cash	2,035,564	4,101,861
Premiums and other receivables	6,277,624	7,779,951
Accrued investment income	5,096,411	4,816,279
Deferred policy acquisition costs (note 6)	37,820,576	35,041,621
Deferred Federal income taxes (note 7)	--	1,592,000
Furniture, fixtures and equipment, at cost, less accumulated
depreciation of $1,076,858 in 2009 and $994,479 in 2008	93,021	175,400
Other assets	409,788	436,616
Separate account assets	792,736,645	680,327,324

Total assets	$1,179,522,290	$1,032,675,854

LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6)	$214,806,300	$200,092,891
Claims and other contract liabilities	11,845,842	12,806,505
Accounts payable and accrued liabilities	4,231,529	3,373,065
Deferred Federal income taxes (note 7)	5,914,000	--
Separate account liabilities	792,736,645	680,327,324

Total liabilities	1,029,534,316	896,599,785

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
issued and outstanding 534,350 shares	2,538,163	2,538,163
Additional paid in capital	6,496,180	6,496,180
Accumulated other comprehensive income (note 2)	2,702,000	(7,441,000)
Retained earnings	138,251,631	134,482,726

Total stockholder's equity	149,987,974	136,076,069

Total liabilities and stockholder's equity	$1,179,522,290	$1,032,675,854

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF INCOME

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007

REVENUES
Policyholder fees	$18,539,073	$20,669,633	$25,796,409
Premiums	12,440,260	11,563,053	11,297,074
Investment income (note 2)	16,735,874	17,268,657	16,241,366
Realized gain (loss) on investments	(2,124,934)	(6,064,091)	853,898
Other income	746,676	891,248	870,745

Total income	46,336,949	44,328,500	55,059,492

BENEFITS AND EXPENSES
Benefits and increases in contract liabilities	10,887,459	9,680,933	12,424,338
Dividends to policyholders	736,104	991,297	1,103,622
Amortization of deferred acquisition costs (note 6)	1,218,916	8,914,048	2,640,417
Commissions and general expenses	14,259,565	16,728,051	19,096,793
Total benefits and expenses	27,102,044	36,314,329	35,265,170

Income before Federal income tax	19,234,905	8,014,171	19,794,322

Federal income tax (note 7):
Current	4,486,000	4,311,000	6,715,000
Deferred	2,280,000	(1,523,000)	169,000

	6,766,000	2,788,000	6,884,000

Net Income	$12,468,905	$5,226,171	$12,910,322

Income per share, based on 534,350 shares outstanding	$23.33	$9.78	$24.16

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF STOCKHOLDER'S EQUITY

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Balance at beginning of year	$136,076,069	$140,387,898	$128,656,576
Net income	12,468,905	5,226,171	12,910,322
Other comprehensive income
Increase (decrease) in unrealized holding gains on
available-for-sale securities	10,143,000	(7,538,000)	321,000
Comprehensive income (loss)	22,611,905	(2,311,829)	13,231,322
Dividends Paid	(8,700,000)	(2,000.000)	(1,500,000)

Balance at end of year	$149,987,974	$136,076,069	$140,387,898

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Increase (decrease) in cash:
Cash flows from operating activities:
Policyholder fees received	$19,083,483	$21,046,129	$25,538,857
Premiums received	11,985,168	10,440,845	11,481,998
Amounts received on policyholder accounts	50,925,944	47,916,700	50,879,724
Investment income received	17,268,897	17,689,962	16,827,890
Other receipts	336,475	411,947	454,153
Benefits and contract liabilities paid	(48,277,349)	(50,117,234)	(50,887,176)
Commissions and general expenses paid	(23,472,740)	(27,108,378)	(28,432,982)

Net cash provided by operating activities	27,849,878	20,279,971	25,862,464

Cash flows from investing activities:
Proceeds from sale of investment securities	175,170,176	173,975,184	74,033,607
Purchase of investment securities	(194,377,573)	(190,723,419)	(90,424,772)
Purchase of furniture, equipment and other assets	(3,790)	(100,506)	(427,313)
Net increase in policy loans	(2,004,988)	(1,687,689)	(6,454,589)

Net cash used for investing activities	(21,216,175)	(18,536,430)	(23,273,067)

Cash flows from financing activities:
Dividends paid	(8,700,000)	(2,000,000)	(1,500,000)

Net cash used for financing activities	(8,700,000)	(2,000,000)	(1,500,000)

Net increase (decrease) in cash	(2,066,297)	(256,459)	1,089,397

Cash
Beginning of year	4,101,861	4,358,320	3,268,923
End of year	$2,035,564	$4,101,861	$4,358,320

The Company paid Federal income taxes of $2,733,000 in 2009, $5,526,000 in 2008 and $6,508,000 in 2007.

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE  COMPANY
STATEMENT OF CASH FLOWS

	Year ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007

Reconciliation of net income to net cash
provided by operating activities:

Net income	$12,468,905	$5,226,171	$12,910,322

Adjustments to reconcile net income to net cash
provided by operating activities:
Depreciation and amortization	114,948	113,636	74,044
Amortization of deferred policy acquisition costs	1,218,916	8,914,048	2,640,417
Realized investment (gains) losses	2,124,934	6,064,091	(853,898)
Amortization of premiums and discounts on
investments	813,155	662,657	694,094
Deferred Federal income taxes	2,280,000	(1,523,000)	169,000
Other items not requiring cash - net	36,403	24,411	(6,633)

(Increase) decrease in:
Premiums and other receivables, net	1,520,361	(1,651,072)	342,456
Accrued investment income	(280,132)	(241,352)	(107,570)
Deferred policy acquisition costs, exclusive
of amortization	(7,056,871)	(3,888,541)	(3,600,070)
Other assets	(1,951)	(130,218)	1,450

Increase (decrease) in:
Policyholder account balances	14,713,409	7,763,293	12,392,529
Claims and other contract liabilities	(960,663)	(568,898)	398,658
Accounts payable and accrued liabilities	858,464	(485,255)	807,665

	$27,849,878	$20,279,971	$25,862,464

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

Note 1 — Basis of Financial Statements

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:
(a)  policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;
(b)  certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;
(c)  commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;
(d)  income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;
(e)  the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

Note 2 — Other Significant Accounting Practices

(a)   Accounting Estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

(b) Depreciation.  Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

(c)  Investments.   Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

Held-to-Maturity Securities
Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

Available-For-Sale Securities
Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

Short term investments are reported at market value which approximates cost.

Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007

Interest on fixed maturities	$13,451,617	$13,221,034	$12,535,859
Interest on short term investments	38,539	393,143	732,024
Dividends on preferred stock	--	498,260	--
Interest on policy loans	3,780,707	3,761,330	3,500,012

Total investment income	17,270,863	17,873,767	16,767,895
Investment expense	534,989	605,110	526,529

Net investment income	$16,735,874	$17,268,657	$16,241,366

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market values of investments at December 31, 2009 and 2008 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Available-For-Sale Securities December 31, 2009
U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies	$78,191,518	$935,758	$186,536	$78,940,740
Debt Securities issued by
States of the U.S.	6,593,845	132,695	--	6,726,540
Corporate Debt Securities	173,003,220	6,395,610	2,431,507	176,967,323
	$257,788,583	$7,464,063	$2,618,043	$262,634,603

December 31, 2008

U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies	$84,059,066	$2,100,561	$2,635	$86,156,992
Debt Securities issued by
States of the U.S.	7,124,488	524,671	86,063	7,563,096
Corporate Debt Securities	121,466,314	849,561	15,793,121	106,522,754
Preferred Stock	2,886,010	--	1,131,510	1,754,500
Other Debt Securities	17,040,106	714,407	757,871	16,996,642
	$232,575,984	$4,189,200	$17,771,200	$218,993,984

At December 31, 2009 and 2008, Unrealized Gains (Losses) on Available-For-Sale Securities of $2,702,000 and ($7,441,000), net of applicable deferred income taxes and amortization of deferred acquisition cost is included as accumulated other comprehensive income in Stockholder’s Equity.  The change in the Unrealized Gains (Losses) of  $10,143,000, ($7,538,000) and $321,000 net of deferred income taxes (benefit) and amortization of deferred acquisition costs of  $8,285,000, ($6,078,000) and $257,000 for 2009, 2008 and 2007, respectively is reported as other comprehensive income in the Statement of Stockholder’s Equity.

Held-To-Maturity Securities December 31,2009

U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies*	$2,399,978	$--	$199,461	$2,200,517
	$2,399,978	$--	$199,461	$2,200,517
December 31,2008
U.S. Treasury Securities and obligations
of U.S. Government Corporations
and Agencies*	$4,471,745	$108,134	$—	$4,579,879
	$4,471,745	$108,134	$—	$4,579,879

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market value of debt securities at December 31, 2009, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held to Maturity		Available For Sale
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
Due in one year or less	$—	$—	$16,831,599	$17,098,931
Due after one year through five years	—	—	58,312,095	60,138,656
Due after five years through ten years	2,399,978	2,200,517	123,368,899	125,802,360
Due after ten years	—	—	59,275,990	59,594,656
	$2,399,978	$2,200,517	$257,788,583	$262,634,603

Proceeds from sales of investments in fixed maturities were $168,297,467, $167,085,232 and $74,033,607 in 2009, 2008 and 2007, respectively.  Gross gains of $3,884,570 and gross losses of $6,009,504 were realized on those sales in 2009.  Gross gains of $815,814 and gross losses of $6,891,791 were realized on those sales in 2008.  Gross gains of $1,408,497 and gross losses of $554,599 were realized on those sales in 2007.  During 2008, the Company determined that $2,495,767 of unrealized losses were other than temporarily impaired on available-for-sale securities.

(d) Recognition of Revenue, Policyholder Account Balances and Policy Benefits

Traditional Ordinary Life and Health

    Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.  Contract benefit claims are charged to expense in the period that the claims are incurred.

Universal Life and Variable Life

    Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

    Policyholder account balances on universal life consist of the premiums received plus credited interest ranging from 4 ½ percent to 5 percent, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances.  The value of policyholder accounts on variable life is included in separate account liabilities as discussed below.

Annuities

    Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

(e) Separate Accounts.  Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.  The assets supporting the variable portion of the variable annuity and variable life contracts are carried at fair value and are reported as summary total separate assets with an equivalent summary total reported for liabilities.  Amounts assessed against the contractholders for mortality, administrative and other services are included in policyholder benefits in the Statement of Income.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

(f) Minimum Guarantees.  The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder (1) total deposits made to the contract less any partial withdrawals and (2) the account balance on a specified anniversary date adjusted for deposits less partial withdrawals since the specified anniversary date.  This guarantee includes benefits that are payable in the event of death.

(g) Business Risks and Uncertainties.  The development of liabilities for future policy benefits for the Company’s products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense, persistency and investment experience.  Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, lapse, expense, persistency and investment assumptions.  Actual results could differ materially from these estimates.  Management monitors actual experience and, if circumstances warrant, revises its assumptions and related future policy benefit estimates.  The Company’s investments are primarily comprised of both short term and long term fixed maturity securities.  Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their related values.  A significant decline in the fair values of these investments could have an adverse effect on the Company’s balance sheet.

(h) Comprehensive Income.  Comprehensive income includes net income and unrealized gains and losses on available-for-sale securities and is presented in the Statement of Stockholder’s Equity.  Accumulated other comprehensive income is a component of stockholder’s equity and consists of unrealized gains and losses on available-for-sale securities.

(i) Subsequent Events.  Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2010, have been evaluated in the preparation of the financial statements.

Note 3 — Fair Value of Financial Instruments

The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values.  Short-term investments are carried primarily at amortized cost. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year.  Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed.  However, the fair values of  liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

The Company utilizes various methods to measure the fair value of its financial instruments on a recurring basis.  Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are described below.

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The summary of inputs used to value the Company’s assets that are carried at fair value as of December 31, 2009 and 2008 is as follows:

	2009
	Total	Level 1	Level 2	Level 3
Available-for-sale securities	$262,634,603	$--	$262,634,603	$--
Held-to-maturity securities	2,399,978	--	2,399,978	--
Short-term investments (1)	5,356,725	--	5,356,725	--
Separate account assets (2)	792,736,645	792,736,645	--	--
Total assets accounted for at fair value	$1,063,127,951	$792,736,645	$270,391,306	$--

	2008
	Total	Level 1	Level 2	Level 3
Available-for-sale securities	$218,993,984	$2,987,660	$216,006,324	$--
Held-to-maturity securities	4,471,745	--	4,471,745	--
Short-term investments (1)	12,246,303	1,474,503	10,771,800	--
Separate account assets (2)	680,327,324	680,327,324	--	--
Total assets accounted for at fair value	$916,039,356	$684,789,487	$231,249,869	$--

(1)	– Excludes an investment in an affiliate, which is carried at equity.

(2)	– The total value of separate account liabilities is set to equal the fair value of the separate account assets.

Note 4 — Retirement Plans

The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent.  The profit sharing plan provides for retirement benefits based upon earnings.  Vesting of benefits is based upon years of service.  For the years ended December 31, 2009, 2008 and 2007, the Company charged operations approximately $13,000, $200,000 and $159,000 respectively for its portion of the contribution.

In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees.  Contributions to this plan were not material.

Note 5 — Commitments and Contingent Liabilities

The Company has agreements with affiliates and non-affiliates as follows:

(a) The Company's maximum retention on any one life is $250,000.  The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks.  The Company is liable for any obligations that any reinsurance company may be unable to meet.  The Company had reinsured approximately 42%, 41% and 39% of its net life insurance in force at December 31, 2009, 2008 and 2007.  The Company also had assumed reinsurance amounting to approximately 19%, 18% and 18% of its net life insurance in force at the respective year-ends.  None of these transactions had any material effect on the Company's operating results.

(b) The Company and certain affiliates share office space, data processing facilities and management personnel.  Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing facilities and time allocated to management.  During the years ended December 31, 2009, 2008 and 2007, the Company paid approximately $2,763,000, $2,965,000 and $3,095,000, respectively, for these services.  In addition, the Company reimbursed an affiliate approximately $5,262,000 in 2009, $4,173,000 in 2008,and $5,410,000 in 2007 for commissions relating to the sale of its products.

     The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent.  The balance in this account was approximately $611,000 at December 31, 2009 and $1,124,000 at December 31, 2008.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

(c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business.  In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

Note 6 — Adjustments Made to Statutory Accounting Practices

Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles.  The effects of these differences for the years ended December 31, 2009, 2008 and 2007 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

	Net Income Year Ended December 31			Capital Shares and Surplus at December 31
	2009	2008	2007	2009	2008	2007

Reported on a statutory basis	$9,737,351	$8,756,781	$12,174,023	$120,027,241	$119,664,009	$113,027,491

Adjustments:
Deferred policy acquisition costs (b)	5,837,955	(5,025,507)	959,653	37,820,576	35,041,621	37,873,128
Future policy benefits (a)	20,842	2,515,737	408,024	(1,835,187)	(1,856,029)	(4,371,766)
Deferred income taxes	(2,280,000)	1,523,000	(796,000)	(8,778,000)	(1,388,000)	(5,945,000)
Premiums due and deferred (e)	(424,701)	(341,440)	(265,853)	(3,762,884)	(3,338,183)	(2,996,743)
Non-admitted assets	—	—	—	611,329	710,249	580,633
Asset valuation reserve	—	—	—	1,058,899	609,872	1,686,653
Interest maintenance reserve	383,372	177,105	61,380	—	--	499,502
Gross unrealized holding gains (losses) on available-for-sale securities	—	—	—	4,846,000	(13,367,470)	34,000
Net realized capital gains (losses)	(1,165,926)	(3,568,324)	549,187	—	—	—
Other	360,012	1,188,819	(180,092)	—	—	—
	2,731,554	(3,530,610)	736,299	29,960,733	16,412,060	27,360,407

In accordance with generally accepted
accounting principles	$12,468,905	$5,226,171	$12,910,322	$149,987,974	$136,076,069	$140,387,898

Per share, based on 534,350 shares
outstanding	$23.33	$9.78	$24.16	$280.69	$254.66	$262.73

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

    (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields.  The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

Distribution of Liabilities*			Basis of Assumptions
2009	2008	Year of Issue	Interest	Mortality Table	Withdrawal
Non-par:
$ 727,512	$ 758,674	1962-1967	4½%	1955-60 Basic Select plus Ultimate	Linton B
3,010,708	3,126,905	1968-1988	5½%	1955-60 Basic Select plus Ultimate	Linton B
447,722	502,971	1984-1988	7½%	85% of 1965-70 Basic Select	Modified
				plus Ultimate	Linton B
252,982	244,716	1989-Present	7½%	1975-80 Basic Select plus Ultimate	Linton B
2,114	13,149	1989-Present	7½%	1975-80 Basic Select plus Ultimate	Actual
10,342	11,892	1989-Present	8%	1975-80 Basic Select plus Ultimate	Actual
66,642,190	62,376,049	1985-Present	4.5%	Accumulation of Funds	—
Par:
131,790	131,421	1966-1967	4½%	1955-60 Basic Select plus Ultimate	Linton A
11,368,630	11,620,208	1968-1988	5½%	1955-60 Basic Select plus Ultimate	Linton A
1,030,598	1,044,732	1981-1984	7¼%	90% of 1965-70 Basic Select
				plus Ultimate	Linton B
5,037,591	5,071,808	1983-1988	9½%	80% of 1965-70 Basic Select
				plus Ultimate	Linton B
30,113,927	29,536,275	1990-Present	8%	66% of 1975-80 Basic Select
				plus Ultimate	Linton B
Annuities:
22,130,028	14,813,461	1976-Present	4%	Accumulation of Funds	—
Miscellaneous:
75,701,985	72,489,271	1962-Present	2½%-3½%	1958-CSO	None

*  The above amounts are before deduction of deferred premiums of $1,801,819 in 2009 and  $1,648,641 in 2008.

 (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred.  Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges.  The assumptions used in the estimation of future gross profits are based on the Company’s current best estimate of future events and are reviewed annually by the Company.  Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue.  Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits.  Amortization of $1,218,916 in 2009, $8,914,048 in 2008 and $2,640,417 in 2007 was charged to operations.

(c) Participating business represented 1.8% and 2.1% of individual life insurance in force at December 31, 2009 and 2008, respectively.

    The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

    The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force.  Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations.  No such charge has been made, since participating business has operated at a loss to date on a statutory basis.  It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

    (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus.  The amount of said surplus was $110,992,899, $110,629,667 and $103,993,099 at December 31, 2009, 2008 and 2007, respectively.

    (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs.  In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 — Federal Income Taxes

The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return.  The provision for Federal income taxes is determined on a separate company basis.  Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on federal, state and local income tax returns for all open tax years (2006 – 2008) or expected to be taken on the Company’s 2009 tax return.

Retained earnings at December 31, 2009 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

Deferred tax liabilities (assets) are comprised of the following:

	2009	2008
Deferred Tax Assets:
Policyholder dividend provision	$(247,182)	$(340,085)
Non-qualified agents' pension plan reserve	(24,913)	(28,389)
Future policy benefits	(2,615,829)	(2,625,353)
Unrealized holding losses on Available-For-Sale Securities	--	(3,833,000)
Write down of securities	(873,518)	(873,518)
Other	(453,226)	(393,752)
Total Deferred Tax Assets	(4,214,668)	(8,094,097)

Deferred Tax Liabilities:
Deferred policy acquisition costs	8,651,834	6,459,865
Bond discount	83,834	42,232
Unrealized holding gains on Available-For-Sale Securities	1,393,000	--
Total Deferred Tax Liabilities	10,128,668	6,502,097

Net Deferred Tax (Assets) Liabilities	$5,914,000	$(1,592,000)

Note 8 — Variable Annuity Contracts

The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income (gains and losses of these accounts) accrues directly to, and investment risk is borne by, the contractholder.  The Company provides a guarantee to benefit the related contractholder or GMDB.  The GMDB provides a specified minimum return upon death.  The Company offers two primary GMDB types:

-	Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals.
-	Reset – provides the greater of a return of premium death benefit or the anniversary (the seventh year) account value adjusted for withdrawals.

As of December 31, 2009 and 2008 the net amount of risk on the above GMDB was approximately $13.0 million and $42.1 million; respectively.  The net amount at risk is calculated on a seriatim basis and represents the greater of the respective guaranteed benefit less the account value.  The account balance of contracts with guarantees were invested in fixed income ($122 million in 2009; $115 million in 2008), equity ($269 million in 2009; $245 million in 2008) and money market  ($8 million in 2009; $11 million in 2008) mutual funds.